UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Thunderstorm Capital LLC
Address:  One Federal Street
          18th Floor
          Boston, MA 02110


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John R. Dorfman
Title:  President
Phone:  617-630-8000


Signature, Place and Date of Signing:


/s/ John R. Dorfman                 Boston, MA                May 4, 2007
-------------------               ---------------             ------------
     [Signature]                   [City, State]                 [Date]



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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number        Name



         -----------------------     --------------------------------


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $153,197
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4  COLUMN 5            COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHARES/  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
-------------------           --------------    --------  -------    -------  ---  ----  ----------  -------   ----   -------  -----


ALLIANT TECHSYSTEMS INC        COM             018804104     3961      45,057  SH          SOLE                SOLE
APACHE CORP                    COM             037411105     5765      81,546  SH          SOLE                SOLE
ARMOR HOLDINGS INC             COM             042260109     3300      49,023  SH          SOLE                SOLE
ASTRAZENECA PLC                SPONSORED ADR   046353108     7064     131,330  SH          SOLE                SOLE
AU OPTRONICS CORP              SPONSORED ADR   002255107     2686     187,890  SH          SOLE                SOLE
AUTOLIV INC                    COM             052800109     2706      47,391  SH          SOLE                SOLE
BANCO LATINOAMERICANO DE EXP   CL E            P16994132     1789     107,520  SH          SOLE                SOLE
BIOSITE INC                    COM             090945106     4257      50,700  SH          SOLE                SOLE
CKE RESTAURANTS INC            COM             12561E105     1964     104,178  SH          SOLE                SOLE
COLUMBIA SPORTSWEAR CO         COM             198516106     8635     138,590  SH          SOLE                SOLE
COMMERCIAL METALS CO           COM             201723103    13808     440,463  SH          SOLE                SOLE
CONTINENTAL AIRLS INC          CL B            210795308      210      27,700  SH   PUT    SOLE                SOLE
CURTISS WRIGHT CORP            COM             231561101     5504     142,836  SH          SOLE                SOLE
DEVON ENERGY CORP NEW          COM             25179M103     3879      56,043  SH          SOLE                SOLE
ELECTRONIC DATA SYS NEW        COM             285661104     3995     144,334  SH          SOLE                SOLE
ENCORE WIRE CORP               COM             292562105     3202     126,480  SH          SOLE                SOLE
FIRST REP BK SAN FRANCISCO     COM             336158100    10070     187,530  SH          SOLE                SOLE
FPIC INS GROUP INC             COM             302563101     3117      69,795  SH          SOLE                SOLE
HEADWATERS INC                 COM             42210P102     1687      77,223  SH          SOLE                SOLE
HELEN OF TROY CORP LTD         COM             G4388N106     2615     115,150  SH          SOLE                SOLE
KINETIC CONCEPTS INC           COM NEW         49460W208     3850      76,031  SH          SOLE                SOLE
KOMAG INC                      COM NEW         500453204     2676      81,760  SH          SOLE                SOLE
LANDAMERICA FINL GROUP INC     COM             514936103     4301      58,197  SH          SOLE                SOLE
LINCOLN ELEC HLDGS INC         COM             533900106     2912      48,900  SH          SOLE                SOLE
MB FINANCIAL INC NEW           COM             55264U108     2537      70,469  SH          SOLE                SOLE
MERCURY GENL CORP NEW          COM             589400100     2344      44,197  SH          SOLE                SOLE
MOHAWK INDS INC                COM             608190104      325      18,500  SH   CALL   SOLE                SOLE
NAM TAI ELECTRS INC            COM PAR $0.02   629865205     7887     609,100  SH          SOLE                SOLE
OVERSEAS SHIPHOLDING GROUP I   COM             690368105     3046      48,660  SH          SOLE                SOLE
PALM INC NEW                   COM             696643105     3300     182,034  SH          SOLE                SOLE
POGO PRODUCING CO              COM             730448107     2841      59,070  SH          SOLE                SOLE
ROFIN SINAR TECHNOLOGIES INC   COM             775043102     2581      43,620  SH          SOLE                SOLE
SCHNITZER STL INDS             CL A            806882106     5515     137,302  SH          SOLE                SOLE
ST MARY LD & EXPL CO           COM             792228108     1288      35,127  SH          SOLE                SOLE
TESORO CORP                    COM             881609101     3978      39,615  SH          SOLE                SOLE
TSAKOS ENERGY NAVIGATION LTD   SHS             G9108L108     5683     109,294  SH          SOLE                SOLE
U S AIRWAYS GROUP INC          COM             90341W108      231      26,300  SH   PUT    SOLE                SOLE
UNITED INDL CORP               COM             910671106     1406      25,489  SH          SOLE                SOLE
UNITED ONLINE INC              COM             911268100     4015     286,232  SH          SOLE                SOLE
WESTAR ENERGY INC              COM             95709T100     3033     110,217  SH          SOLE                SOLE
                                                          153,197

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